REPORT OF
INDEPENDENT
REGISTERED
PUBLIC
ACCOUNTING
FIRM



Shareholders and
Board of Trustees
Northern Lights Fund
Trust II
Omaha, Nebraska
68130


In planning and
performing our audit of
the financial statements
of Beacon Tactical Risk
ETF, Beacon Selective
Risk ETF, Beacon
Dynamic Allocation
Fund, PeakShares Sector
Rotation ETF,
PeakShares RMR Prime
Equity ETF (the
"Funds"), each a series
of Northern Lights Fund
Trust II as of and for the
year ended February 28,
2026, in accordance with
the standards of the
Public Company
Accounting Oversight
Board (United States),
we considered their
internal control over
financial reporting,
including control
activities for
safeguarding securities,
as a basis for designing
our auditing procedures
for the purpose of
expressing our opinion
on the financial
statements and to
comply with the
requirements of Form N-
CEN, but not for the
purpose of expressing an
opinion on the
effectiveness of the
Funds internal control
over financial reporting.
Accordingly, we express
no such opinion.

The management of the
Funds are responsible for
establishing and
maintaining effective
internal control over
financial reporting.  In
fulfilling this
responsibility, estimates
and judgments by
management are
required to assess the
expected benefits and
related costs of controls.
A companys internal
control over financial
reporting is a process
designed to provide
reasonable assurance
regarding the reliability
of financial reporting
and the preparation of
financial statements for
external purposes in
accordance with
generally accepted
accounting principles.  A
companys internal
control over financial
reporting includes those
policies and procedures
that (1) pertain to the
maintenance of records
that, in reasonable detail,
accurately and fairly
reflect the transactions
and dispositions of the
assets of the company;
(2) provide reasonable
assurance that
transactions are recorded
as necessary to permit
preparation of financial
statements in accordance
with generally accepted
accounting principles,
and that receipts and
expenditures of the
company are being made
only in accordance with
authorizations of
management and
directors of the
company; and (3)
provide reasonable
assurance regarding
prevention or timely
detection of
unauthorized acquisition,
use or disposition of a
companys assets that
could have a material
effect on the financial
statements.

Because of inherent
limitations, internal
control over financial
reporting may not
prevent or detect
misstatements.  Also,
projections of any
evaluation of
effectiveness to future
periods are subject to the
risk that controls may
become inadequate
because of changes in
conditions, or that the
degree of compliance
with the policies or
procedures may
deteriorate.

A deficiency in internal
control over financial
reporting exists when the
design or operation of a
control does not allow
management or
employees, in the normal
course of performing
their assigned functions,
to prevent or detect
misstatements on a
timely basis.  A material
weakness is a deficiency,
or combination of
deficiencies, in internal
control over financial
reporting, such that there
is a reasonable
possibility that a material
misstatement of the
companys annual or
interim financial
statements will not be
prevented or detected on
a timely basis.







Our consideration of
the Funds internal
control over financial
reporting was for the
limited purpose
described in the first
paragraph and would
not necessarily disclose
all deficiencies in
internal control that
might be material
weaknesses under
standards established
by the Public Company
Accounting Oversight
Board (United States).
However, we noted no
deficiencies in the
Funds internal control
over financial reporting
and its operation,
including controls for
safeguarding securities,
which we consider to
be material
weaknesses, as defined
above, as of February
28, 2026.

This report is intended
solely for the
information and use of
management, the Board
of Trustees of the
Northern Lights Fund
Trust II and the
Securities and Exchange
Commission, and is not
intended to be and
should not be used by
anyone other than these
specified parties.




   /s/	TAIT,
WELLER & BAKER
LLP
Philadelphia,
Pennsylvania
April 29, 2026

             taitweller.com



Shareholders and Board of Trustees
Northern Lights Fund Trust II
Page Two